Interest in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interests In Joint Venture

	2016	2017
Share of net assets	1,175	2,368

Summary of Company's Interest in Joint Venture

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Merchants Union Consumer Finance Company Limited (“MUCFC”)	Incorporated	The PRC	50%	RMB 3,200,000,000*	Consumer finance consulting in the PRC
Smart Steps Digital Technology Co., Ltd	Incorporated	The PRC	55%	RMB 116,000,000	Information technology service and software research and development service in the PRC

Summary of Financial Information of Material Joint Venture

Summarized financial information of the material joint venture, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	MUCFC
	2016	2017
Assets	18,548	46,980
Liabilities	(16,296)	(42,339)
Equity	(2,252)	(4,641)
Revenue	1,191	4,163
Income for the year	336	1,189
Total comprehensive income for the year	336	1,189
Reconciled to the Group’s interests in the joint venture:
Net assets of the joint venture	2,252	4,641
Group’s effective interest	50%	50%

Carrying amount in the consolidated financial statements	1,126	2,321